Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Equipment

The estimated useful lives of fixed assets are generally as follows:

Furniture and equipment	5-years straight-line
Vehicles	5-years straight-line
Computer equipment	3-years straight-line
Equipment on lease	5-years straight-line